Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Summary of key management personnel remuneration

KEY MANAGEMENT PERSONNEL REMUNERATION	2022 GBPm	2023 GBPm	2024 GBPm
Salaries, other short-term employee benefits and non-executive fees	7	8	8
Share based remuneration*	7	14	14
Total	14	22	22

Summary of executive directors remuneration

EXECUTIVE DIRECTORS		Salary GBP’000	Benefits GBP’000	Annual incentive GBP’000	Share based remuneration* GBP’000	Pension* GBP’000	Total GBP’000
Total Executive Directors	2022	2,137	97	3,251	6,857	268	12,610
	2023	2,190	97	3,808	14,354	241	20,690
	2024	2,245	109	3,576	14,322	247	20,499
*

The figures for share based awards are calculated in accordance with the methodology set out in the UK adopted International Accounting Standards and International Financial Reporting Standards as issued by the International Accounting Standards Boards (IASB). The figure for performance-related share based awards includes share price appreciation since the date the award was granted. Please see page 104 for further details. Pension is calculated in accordance with the methodology set out in the UK Regulations.

Summary of non-executive directors remuneration

NON-EXECUTIVE DIRECTORS	2022 GBP’000	2023 GBP’000	2024 GBP’000
Fees and benefits	1,566	1,566	1,781